NOTE PAYABLE RELATED PARTY	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
NOTE PAYABLE RELATED PARTY
NOTE 6 - NOTE PAYABLE RELATED PARTY

As of March 31, 2021 and 2020, the Company owed the founder and CEO of Troika Design Group, Inc., Dan Pappalardo, approximately $200,000 and the estate of his mother Sally Pappalardo $235,000. Repayment of the loans were contractually due to begin on July 1, 2019 and accrue interest at 10.0% per annum. Interest expense of $10,000 and $10,000 were recorded for these notes for the three months ending March 31, 2021 and 2020, respectively. Interest expense of $30,000 and $30,000 were recorded for these notes for the nine months ended March 31, 2021 and 2020, respectively.

During the year ended June 30, 2020, the Company issued a convertible promissory note of $1,300,000 to a related party with an interest rate of 5.0% and convertible into shares of the Company’s common stock at a rate of $0.75 per share. The holder elected to convert the debt into shares of the Company’s common stock in July 2019 at a rate of $0.75 per share for 1,733,334 shares. This balance was recorded as stock payable on June 30, 2020 as the shares were not issued until July 2020.

On January 27, 2019, Daniel Jankowski and Tom Ochocki (collectively as the “Lenders”) entered into a facility agreement with Mission Media Limited (“MML”) in order to provide certain funds allowing MML to exit administration in the United Kingdom. Mr. Ochocki, as primary lender, provided MML £1,594,211 ($2,198,000) which was received in January 2019. The same agreement allows the Company to draw upon Mr. Jankowski in upwards of £992,895 ($1,369,000) however the funds were not needed. Mr. Ochocki was a member of the Board of the Company and subsequent to the loan, Mr. Jankowski was appointed to the Board. Both Lenders were appointed to the Board of Mission Media Holdings Limited. The loan has a repayment date of January 2022 and an interest rate of 0%. Imputed interest for $22,000 and $35,000 were recorded for this facility agreement for the nine months ending March 31, 2021 and 2020, respectively. The Company paid the balance due of the note in April 2021.

Below is a breakout showing the short term and long-term potions of notes payable related party as of March 31, 2021 and June 30, 2020:

	March 31, 2021	June 30, 2020
Short term portion
Dan Pappalardo	$217,000	$217,000
Estate of Sally Pappalardo	235,000	235,000
	452,000	452,000

Long term portion
Tom Ochocki	2,198,000	1,975,000
	$2,198,000	$1,975,000

As of June 30, 2020 and 2019, the Company owed the founder and CEO of Troika Design Group, Inc. Dan Pappalardo approximately $217,000 and the estate of his mother Sally Pappalardo $235,000. The loans are due and payable on demand and accrue interest at 10.0% per annum.

During the year ended June 30, 2019, the Company issued a convertible promissory note of $1,300,000 to a related party with an interest rate of 5.0% and convertible into shares of the Company’s common stock at a rate of $0.75 per share. The holder elected to convert the promissory note in June 2019 resulting in $29,000 in accrued interest expense which was paid subsequent in the fiscal year ending June 30, 2020.

On January 27, 2019, Daniel Jankowski and Thomas Ochocki (collectively the “Lenders”) entered into a facility agreement with Mission Media Limited (“MML”) in order to provide certain funds allowing MML to exit administration in the United Kingdom. Mr. Ochocki, as primary lender, provided MML £1,594,211 ($2,023,022) which was received in January 2019. The same agreement allows the Company to draw upon Mr. Jankowski in upwards of £992,895 ($1,259,964) however the funds were not needed. Mr. Ochocki was a member of the Board of the Company and subsequent to the loan, Mr. Jankowski was appointed to the Board. Both Lenders were appointed to the Board of Mission Media Holdings Limited. The loan has a repayment date of January 2022 and an interest rate of 0%. Imputed interest of $40,000 and $22,000 were recorded for this facility agreement in the fiscal years ending June 30, 2020 and 2019, respectively.

Total interest expense on note payable related party was $42,000 and $117,000 during the years ended June 30, 2020 and 2019.

Below is a breakout showing the short term and long-term potions of note payable related party as of June 30:

	As of June 30,
	2020	2019
Short term portion
Dan Pappalardo	$217,000	$95,000
Estate of Sally Pappalardo	235,000	112,000
	$452,000	$207,000

Long term portion
Dan Pappalardo	$-	$105,000
Estate of Sally Pappalardo	-	123,000
Thomas Ochocki	1,975,000	2,023,000
	$1,975,000	$2,251,000